Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and equivalents	$ 476	$ 1,318
Restricted cash	9	19
Accounts receivable, net	531	256
Inventories, net	208	130
Current assets held for sale	1,660	1,855
Other current assets	250	175
Total current assets	3,134	3,753
Property and equipment, net	363	197
Intangible assets, net	156	162
Investments in non-consolidated affiliates	99	165
Non-current assets held for sale	1,426	1,615
Other non-current assets	145	135
Total assets	5,323	6,027
LIABILITIES AND EQUITY
Short-term debt, including current portion of long-term debt	29	1
Accounts payable	485	274
Accrued employee liabilities	114	96
Current liabilities held for sale	987	1,250
Other current liabilities	217	181
Total current liabilities	1,832	1,802
Long-term debt	587	398
Employee benefits	489	360
Deferred tax liabilities	53	63
Non-current liabilities held for sale	432	427
Other non-current liabilities	109	104
Stockholders' equity:
Preferred stock (par value $0.01, 50 million shares authorized, none outstanding at December 31, 2014 and 2013)	0	0
Common stock (par value $0.01, 250 million shares authorized, 54 million and 54 million shares issued, 44 million and 48 million shares outstanding at December 31, 2014 and 2013, respectively)	1	1
Stock Warrants	3	6
Additional paid-in capital	1,246	1,291
Retained earnings	661	956
Accumulated other comprehensive loss	(299)	(12)
Treasury stock	(747)	(322)
Total Visteon Corporation stockholders' equity	865	1,920
Non-controlling interests	956	953
Total equity	1,821	2,873
Total liabilities and equity	$ 5,323	$ 6,027